Accounts Receivable	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

The accounts receivable consisted of the following:

	As of June 30,
	2025	2024
Accounts receivable	$8,247,606	$11,094,702
Allowance for credit losses	(725,141)	-
Accounts receivable, net	$7,522,465	$11,094,702

The movement of allowance for credit losses for the fiscal years ended June 30, 2025 and 2024 were as follows:

	For the Fiscal Years Ended June 30,
	2025	2024
Balance at the beginning of the year	$-	$1,015,838
Provision	720,054	-
Recovery	-	(1,385)
Write off	-	(1,018,179)
Foreign currency translation	5,087	3,726
Balance at the end of the year	$725,141	$-